Statements of Cash Flows - Supplemental Disclosures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Debt Instrument [Line Items]
Interest	$ 64,522	$ 81,024	$ 94,461
Income taxes, net of refunds	2,500	(301)	(489)
Junior Subordinated Debentures
Debt Instrument [Line Items]
Interest	$ 7,542	$ 12,329	$ 11,211